Annual Total Returns- Alger Global Focus Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Global Focus Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.73%)	13.88%	22.10%	5.80%	(2.11%)	2.04%	22.84%	(15.83%)	23.59%	38.85%